Note 6 - Stockholders' Equity - Allocation of Recognized Period Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost of Sales [Member]
Allocated Share-based Compensation Expense	$ 3,914	$ 3,419	$ 2,736
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	2,275	1,709	1,583
Selling, General and Administrative Expenses [Member]
Allocated Share-based Compensation Expense	3,567	3,419	2,374
Allocated Share-based Compensation Expense	$ 9,756	$ 8,547	$ 6,693